Direxion Shares Etf Trust

PROSPECTUS

33 Whitehall Street, 10th Floor            New York, New York 10004            866-476-7523

BULL FUNDS	BEAR FUNDS

Domestic Equity Index Funds

Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares
Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares

Specialty Funds

Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Homebuilders Bull 3X Shares	Direxion Daily Homebuilders Bear 3X Shares

October 1, 2008
As last supplemented on May 13, 2009

BULL FUNDS	BEAR FUNDS

Fixed Income Funds

Direxion Daily 2-Year Treasury Bull 3X Shares	Direxion Daily 2-Year Treasury Bear 3X Shares
Direxion Daily 5-Year Treasury Bull 3X Shares	Direxion Daily 5-Year Treasury Bear 3X Shares
Direxion Daily 10-Year Treasury Bull 3X Shares	Direxion Daily 10-Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 30-Year Treasury Bear 3X Shares

April 1, 2009
As last supplemented on May 13, 2009

The Funds offered in this Prospectus are exchange-traded funds that seek daily leveraged investment results. The Funds are intended to be used as short-term trading vehicles for investors managing their portfolios on a daily basis. The Funds are not intended to be used by, and are not appropriate for, investors who intend to hold positions. The Funds are very different from most exchange-traded funds. First, all of the Funds pursue daily leveraged investment goals, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of the benchmark on an investment. Second, each of the Bear Funds pursues investment goals which are inverse to the performance of its benchmark, a result opposite of most exchange-traded funds. Third, each Fund offered in this Prospectus seeks daily leveraged investment results. The pursuit of daily leveraged investment goals means that the return of a Fund for a period longer than a full trading day will be the product of the series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated goal and the performance of the target index for the full trading day.

The Funds are not suitable for all investors. The Funds should be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments on a daily basis. Investors who do not understand the Funds or do not intend to manage the Funds on a daily basis should not buy the Funds. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“Funds”). Rafferty Asset Management LLC serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds noted below (which are sometimes referred to in this Prospectus as the “Funds”) of the Trust.

The shares (“Shares”) of certain of the Funds are currently listed on NYSE Arca, Inc. (“Exchange”). If the Shares are listed and trade on the Exchange, the market prices for the Shares may be different from the intraday value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

The Funds described in this Prospectus seek to provide daily leveraged investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark. As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day. The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark. The benchmark for the Direxion Daily Large Cap Bull 3X Shares is 300% of the daily price performance of the Russell 1000® Index, while the benchmark for the Direxion Daily Large Cap Bear 3X Shares is 300% of the inverse, or opposite, of the daily price performance of the Russell 1000® Index. If, on a given day, the Russell 1000® Index gains 1%, the Direxion Daily Large Cap Bull 3X Shares is designed to gain approximately 3% (which is equal to 300% of 1%), while the Direxion Daily Large Cap Bear 3X Shares is designed to lose approximately 3%. Conversely, if the Russell 1000® Index loses 1% on a given day, the Direxion Daily Large Cap Bull 3X Shares is designed to lose approximately 3%, while the Direxion Daily Large Cap Bear 3X Shares is designed to gain approximately 3%.

Fund	Index or Benchmark	Daily Target
Direxion Daily Total Market Bull 3X Shares Direxion Daily Total Market Bear 3X Shares	Russell 3000® Index	300% –300%

Direxion Daily Large Cap Bull 3X Shares Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	300% –300%

Direxion Daily Mid Cap Bull 3X Shares Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index	300% –300%

Direxion Daily Small Cap Bull 3X Shares Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	300% –300%

Direxion Daily Developed Markets Bull 3X Shares Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	300% –300%

Direxion Daily Emerging Markets Bull 3X Shares Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets Indexsm	300% –300%

Direxion Daily BRIC Bull 3X Shares Direxion Daily BRIC Bear 3X Shares	BNY BRIC Select ADR Index®	300% –300%

Direxion Daily China Bull 3X Shares Direxion Daily China Bear 3X Shares	BNY China Select ADR Index®	300% –300%

Direxion Daily India Bull 3X Shares Direxion Daily India Bear 3X Shares	Indus India Index	300% –300%

DIREXION FUNDS PROSPECTUS	1

Fund	Index or Benchmark	Daily Target
Direxion Daily Latin America Bull 3X Shares Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	300% –300%

Direxion Daily Clean Energy Bull 3X Shares Direxion Daily Clean Energy Bear 3X Shares	S&P Global Clean Energy Indextm	300% –300%

Direxion Daily Energy Bull 3X Shares Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	300% –300%

Direxion Daily Financial Bull 3X Shares Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	300% –300%

Direxion Daily Technology Bull 3X Shares Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	300% –300%

Direxion Daily Real Estate Bull 3X Shares Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT Indexsm	300% –300%

Direxion Daily Homebuilders Bull 3X Shares Direxion Daily Homebuilders Bear 3X Shares	S&P Homebuilding Select Industry Indexsm	300% –300%

Direxion Daily 2-Year Treasury Bull 3X Shares Direxion Daily 2-Year Treasury Bear 3X Shares	NYSE Current 2-Year U.S. Treasury Index	300% –300%

Direxion Daily 5-Year Treasury Bull 3X Shares Direxion Daily 5-Year Treasury Bear 3X Shares	NYSE Current 5-Year U.S. Treasury Index	300% –300%

Direxion Daily 10-Year Treasury Bull 3X Shares Direxion Daily 10-Year Treasury Bear 3X Shares	NYSE Current 10-Year U.S. Treasury Index	300% –300%

Direxion Daily 30-Year Treasury Bull 3X Shares Direxion Daily 30-Year Treasury Bear 3X Shares	NYSE Current 30-Year U.S. Treasury Index	300% –300%

Changes in Investment Objective.  Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the returns of each Bull Fund’s index or benchmark for a one-day period. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the return of each Bear Fund’s index or benchmark for a one-day period. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

A Bull Fund generally will hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s benchmark index concentrates in a particular industry or group of industries. In addition, each Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it

2	DIREXION FUNDS PROSPECTUS

generates economic exposure consistent with the Fund’s investment objective.

At the close of the markets each trading day, each Fund will position its portfolio to ensure that the Fund’s exposure to its benchmark is consistent with the Fund’s stated goals. The impact of market movements during the day determines whether a portfolio needs to be re-positioned. If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall.

Each Bull and Bear Fund is designed to provide daily leveraged investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark for the stated period. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

Each Bull and Bear Fund invests significantly in swap agreements, forward contracts, reverse repurchase agreements, options, including futures contracts, options on futures contracts and financial instruments such as options on securities and stock indices options, and caps, floors and collars. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Seeking daily leveraged investment results provides potential for greater gains and losses relative to benchmark performance. For instance, the Direxion Daily Large Cap Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Russell 1000® Index. If the Russell 1000® Index gains 2% on a given day, the Direxion Daily Large Cap Bull 3X Shares would be expected to gain about 6%. Conversely, if the Russell 1000® Index declines 2% on a given day, the Direxion Daily Large Cap Bull 3X Shares would be expected to lose about 6%. However, for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (e.g., 300% or -300%) generally will not equal a Fund’s performance over that same period. Consider the following examples:

Mary is considering investments in two Funds, Fund A and Fund B. Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the XYZ index. Fund B is a leveraged ETF and seeks daily leveraged investment results (before fees and expenses) that correspond to 300% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%. On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.76%. In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

	Index	Index	Value of
Day	Value	Performance	Investment

	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	–4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain 15% on Day 1 (300% of 5%) but decline 14.28% on Day 2.

		300% of
	Index	Index	Value of
Day	Performance	Performance	Investment

			$100.00
1	5.00%	15.0%	$115.00
2	–4.76%	–14.28%	$98.57

Although the percentage decline is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount so the investment in Fund B has a loss even when the index value has not declined. (These calculations do not include the charges for expense ratio and the financing charges.)

As you can see, an investment in Fund B has more volatility and higher risks due to the effects of leverage and compounding.

The Funds are exchange traded funds that seek daily leveraged investment results. The Funds are intended to be used as short-term trading vehicles for investors managing their portfolios on a daily basis. The Funds are not intended to be used by, and are not appropriate for,

DIREXION FUNDS PROSPECTUS	3

investors who intend to hold positions. The Funds are very different from most exchange traded Funds. The pursuit of daily leveraged investment goals means that the Funds are riskier than alternatives which do not use leverage. Further, the pursuit of daily leveraged investment goals means that return of a Fund for a period longer than a full trading day will be the product of the series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the path of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day may not be the product of the return of the index for each full trading day and the magnification point for the Fund.

The Funds are not suitable for all investors. The Funds should be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting; and (d) intend to actively monitor and manage their investments on a daily basis. Investors who do not understand the Funds or do not intend to manage the Funds on a daily basis should not buy the Funds. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

Market Volatility.  Each Fund seeks to provide a return which is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 3X Bull Fund would be expected to lose 11% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. A hypothetical 3X Bear Fund would be expected to lose 21% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 38% while the loss for a Bear Fund rises to 62%. At higher ranges of volatility, there is a chance of a near complete loss of Fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, both a Bull and a Bear Fund targeted to the same benchmark would be expected to lose more than 90% of their value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Volatility	Bull Fund	Bear Fund
Range	Loss	Loss

10%	–3%	–6%
20%	–11%	–21%
30%	–24%	–42%
40%	–38%	–62%
50%	–53%	–78%
60%	–67%	–89%
70%	–78%	–95%
80%	–87%	–98%
90%	–92%	–99%
100%	–96%	–99%

Table 2 shows the range of volatility for each of the indexes to which one of the Funds is benchmarked over the six months ended February 27, 2009. (In historical terms, volatility ranges during this period were extremely high.) The indexes to which the Funds are benchmarked have historical volatility rates over that period ranging from 3% to 118%. Since market volatility, like that experienced by the markets currently, has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed as short-term trading vehicles for investors managing their portfolios on a daily basis. They are not intended to be used by, and are not appropriate for, investors who intend to hold positions in an attempt to generate returns through time.

Table 2

Index	Volatility Range

BNY BRIC Select ADR Index®	99%
BNY China Select ADR Index®	82%
Indus India Index	82%
MSCI EAFE® Index	67%
MSCI Emerging Markets Indexsm	100%
MSCI US REIT Indexsm	111%
NYSE Current 2 Year U.S. Treasury Index	3%
NYSE Current 5 Year U.S. Treasury Index	8%
NYSE Current 10 Year U.S. Treasury Index	13%

4	DIREXION FUNDS PROSPECTUS

Index	Volatility Range

NYSE Current 30 Year U.S. Treasury Index	26%
Russell 1000® Index	57%
Russell 1000® Energy Index	83%
Russell 1000® Financial Services Index	93%
Russell 1000® Technology Index	60%
Russell 2000® Index	64%
Russell 3000® Index	58%
Russell Midcap® Index	62%
S&P Global Clean Energy Indextm	93%
S&P Homebuilding Select Industry Indexsm	118%
S&P Latin America 40 Index	101%

A Precautionary Note to Investors Regarding Dramatic Index Movement.  Each Bull Fund seeks daily exposure to its target index equal to 300% of its net assets while each Bear Fund seeks daily exposure to its target index equal to -300% of its net assets. As a consequence, a Fund could theoretically lose an amount greater than its net assets in the event of a movement of its target index in excess of 33% in a direction adverse to the Fund (meaning a decline in the value of the target index of a Bull Fund and a gain in the value of the target index for a Bear Fund). Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be symmetrical limitations on gains. If Rafferty successfully positions a Fund’s portfolio to provide such limits, a Fund’s portfolio and net asset value will not be responsive to movements in its target index beyond 30% in a given day, whether that movement is favorable or adverse to the Fund. For example, if a Bull Fund’s target index were to gain 35%, the Bull Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the index gain of 35%. Rafferty cannot be assured of similarly limiting a Fund’s losses and shareholders should not expect such protection. In short, the risk of total loss exists. In the event of a severe index movement, including an intra-day move, which results in such a limit on gains and losses, a Fund’s performance may be inconsistent with its stated investment objective.

The intraday value of a Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchange every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

The Projected Return of a Bull Fund for a Single Trading Day.  A Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark. Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges. For instance, the Direxion Daily Large Cap Bull 3X Shares seeks exposure to its benchmark in an amount equal to 300% of its assets, meaning it uses leveraged investment techniques to seek exposure to the Russell 1000® Index in an amount equal to 300% of its net assets. In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the daily benchmark return multiplied by the Bull Fund’s target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses. For instance, if the Russell 1000® Index returns 2% on a given day, the gross expected return of the Direxion Daily Large Cap Bull 3X Shares would be 6%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund shares at close of the markets on a given trading day, the investor’s exposure to the target index of a Bull Fund would reflect 300% of the performance of the index during the following trading day, subject to the charges and expenses noted above, regardless of whether the investor sells the shares during that day.

The Projected Return of a Bear Fund for a Single Trading Day.  A Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark. To create the necessary exposure, a Bear Fund engages in short selling — borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales — the short sale proceeds — is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income. As the holder of a short position, a Bear Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund shares at close of the markets on a given trading day, the investor’s exposure to the target index of a Bear Fund would reflect 300% of the inverse performance of the index during the following trading day, subject to the charges and expenses noted above, regardless of whether the investor sells the shares during that day.

The Projected Returns of Leveraged Index Funds for Periods Other Than a Single Trading Day.  The Funds seek leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking a leveraged goal for any other period.

The Projected Returns of Leveraged Index Funds for Intra-Day Purchases.  Because the Funds rebalance their portfolios once daily, an investor who purchases shares

DIREXION FUNDS PROSPECTUS	5

during a day will likely have more, or less, than 300% leveraged investment exposure to the target index. The exposure to the target index received by an investor who purchases a Fund intra-day will differ from the Fund’s stated daily 300% or -300% leveraged investment goal by an amount determined by the movement of the target index from its value at the end of the prior day. If the target index moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund shares, the investor will receive less exposure to the target index than the stated 300% or -300% fund daily goal. Conversely, if the target index moves in a direction adverse to the Fund, the investor will receive more exposure to the target index than the stated 300% or -300% fund daily goal.

Table 1 below indicates the exposure to the target index that an intra-day purchase of a Bull Fund would be expected to provide based upon the movement in the value of the Bull Fund’s target index from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the target index of a Bull Fund has moved 2% in a direction favorable to the Bull Fund, the investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 289% of the investor’s investment. Conversely, if the target index has moved 2% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 313% of the investor’s investment. (The table includes a range of index moves from 5% to -5%; index moves beyond the range noted below will result in exposure further from the Fund’s daily goal.)

Table 1

Index Move	Resulting Exposure

–5%	3.35
–4%	3.23
–3%	3.20
–2%	3.13
–1%	3.06
0%	3.00
1%	2.94
2%	2.89
3%	2.84
4%	2.79
5%	2.74

Table 2 below indicates the exposure to the target index that an intra-day purchase of a Bear Fund would be expected to provide based upon the movement in the value of the Bear Fund’s target index from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. Table 2 indicates that, if the target index of a Bear Fund has moved 2% in a direction favorable to the Bear Fund, the investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately -277% of the investor’s investment. Conversely, if the target index has moved 2% in a direction unfavorable to the Fund, an investor would receive exposure to the performance of the target index from that point until the investor sells later that day or the end of the day equal to approximately 326% of the investor’s investment. (The table includes a range of index moves from 5% to -5%; index moves beyond the range noted below will result in exposure further from the Fund’s daily goal.)

Table 2

Index Move	Resulting Exposure

–5%	2.48
–4%	2.57
–3%	2.67
–2%	2.77
–1%	2.88
0%	3.00
1%	3.12
2%	3.26
3%	3.40
4%	3.55
5%	3.71

The Projected Returns of Leveraged Index Funds for Shares Held Longer than a Full Trading Day.  The Funds seek daily leveraged investment results which should not be equated with seeking a leveraged goal for longer than a day. For instance, if the Russell 1000® Index gains 10% for a week, the Direxion Daily Large Cap Bull 3X Shares should not be expected to provide a return of 30% for the week even if it meets its daily target throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 300% or -300%) will not generally equal a Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index impact the Funds’ performance for trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in the Funds over a 10 trading day period and do not reflect expenses of any kind.

6	DIREXION FUNDS PROSPECTUS

Table 1 — The Market Lacks a Clear Trend

	Index			Bull Fund			Bear Fund
		Daily	Cumulative		Daily	Cumulative		Daily	Cumulative
	Value	Performance	Performance	NAV	Performance	Performance	NAV	Performance	Performance
	100			$100.00			$100.00

Day 1	105	5.00%	5.00%	$115.00	15.00%	15.00%	$85.00	–15.00%	–15.00%

Day 2	110	4.76%	10.00%	$131.43	14.29%	31.43%	$72.86	–14.29%	–27.14%

Day 3	100	–9.09%	0.00%	$95.58	–27.27%	–4.42%	$92.73	27.27%	–7.27%

Day 4	90	–10.00%	–10.00%	$66.91	–30.00%	–33.09%	$120.55	30.00%	20.55%

Day 5	85	–5.56%	–15.00%	$55.76	–16.67%	–44.24%	$140.64	16.67%	40.64%

Day 6	100	17.65%	0.00%	$85.28	52.94%	–14.72%	$66.18	–52.94%	–33.82%

Day 7	95	–5.00%	–5.00%	$72.48	–15.00%	–27.52%	$76.11	15.00%	–23.89%

Day 8	100	5.26%	0.00%	$83.93	15.79%	–16.07%	$64.09	–15.79%	–35.91%

Day 9	105	5.00%	5.00%	$96.52	15.00%	–3.48%	$54.48	–15.00%	–45.52%

Day 10	100	–4.76%	0.00%	$82.73	–14.29%	–17.27%	$62.26	14.29%	–37.74%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Bull Fund for the 10 trading day period is -17.27%, while the hypothetical return of the Bear Fund is -37.74%. The volatility of the benchmark performance and lack of clear trend results in performance for each Fund for the period which bears little relationship to the performance of the index for the 10 trading day period.

Table 2 — The Market Rises in a Clear Trend

	Index			Bull Fund			Bear Fund
		Daily	Cumulative		Daily	Cumulative		Daily	Cumulative
	Value	Performance	Performance	NAV	Performance	Performance	NAV	Performance	Performance
	100			$100.00			$100.00

Day 1	102	2.00%	2.00%	$106.00	6.00%	6.00%	$94.00	–6.00%	–6.00%

Day 2	104	1.96%	4.00%	$112.24	5.88%	12.24%	$88.47	–5.88%	–11.53%

Day 3	106	1.92%	6.00%	$118.71	5.77%	18.71%	$83.37	–5.77%	–16.63%

Day 4	108	1.89%	8.00%	$125.43	5.66%	25.43%	$78.65	–5.66%	–21.35%

Day 5	110	1.85%	10.00%	$132.40	5.56%	32.40%	$74.28	–5.56%	–25.72%

Day 6	112	1.82%	12.00%	$139.62	5.45%	39.62%	$70.23	–5.45%	–29.77%

Day 7	114	1.79%	14.00%	$147.10	5.36%	47.10%	$66.46	–5.36%	–33.54%

Day 8	116	1.75%	16.00%	$154.84	5.26%	54.84%	$62.97	–5.26%	–37.03%

Day 9	118	1.72%	18.00%	$162.85	5.17%	62.85%	$59.71	–5.17%	–40.29%

Day 10	120	1.69%	20.00%	$171.13	5.08%	71.13%	$56.67	–5.08%	–43.33%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Bull Fund for the 10 trading day period is 71.13%, while the hypothetical return of the Bear is -43.33%. The hypothetical return of the Bull Fund is 356% of the index return for the 10 trading day period while the hypothetical return of the Bear Fund is -217% of the index return for the period. In this case, because of the positive index trend, the Bull Fund gain is greater than 300% of the index gain and the Bear Fund decline is less than -300% of the index gain for the 10 trading day period.

DIREXION FUNDS PROSPECTUS	7

Table 3 — The Market Declines in a Clear Trend

	Index			Bull Fund			Bear Fund
		Daily	Cumulative		Daily	Cumulative		Daily	Cumulative
	Value	Performance	Performance	NAV	Performance	Performance	NAV	Performance	Performance
	100			$100.00			$100.00

Day 1	98	–2.00%	–2.00%	$94.00	–6.00%	–6.00%	$106.00	6.00%	6.00%

Day 2	96	–2.04%	–4.00%	$88.24	–6.12%	–11.76%	$112.49	6.12%	12.49%

Day 3	94	–2.08%	–6.00%	$82.73	–6.25%	–11.76%	$119.52	6.25%	19.52%

Day 4	92	–2.13%	–8.00%	$77.45	–6.38%	–22.55%	$127.15	6.38%	27.15%

Day 5	90	–2.17%	–10.00%	$72.40	–6.52%	–27.60%	$135.44	6.52%	35.44%

Day 6	88	–2.22%	–12.00%	$67.57	–6.67%	–32.43%	$144.47	6.67%	44.47%

Day 7	86	–2.27%	–14.00%	$62.96	–6.82%	–37.04%	$154.32	6.82%	54.32%

Day 8	84	–2.33%	–16.00%	$58.57	–6.98%	–41.43%	$165.09	6.98%	65.09%

Day 9	82	–2.38%	–18.00%	$54.39	–7.14%	–45.61%	$176.88	7.14%	76.88%

Day 10	80	–2.44%	–20.00%	$50.41	–7.32%	–49.59%	$189.82	7.32%	89.82%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Bull Fund for the 10 trading day period is -49.59%, while the hypothetical return of the Bear Fund 89.82%. The hypothetical return of the Bull Fund is 248% of the index return for the 10 trading day period, while the hypothetical return of the Bear Fund is -449% of the index return for the period. In this case, because of the negative index trend, the Bull Fund decline is less than 300% of the index decline and the Bear Fund gain is greater than 300% of the index decline for the 10 trading day period.

8	DIREXION FUNDS PROSPECTUS

PRINCIPAL RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their objective. It is important that investors closely review and understand these risks before making an investment in the Funds. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.

Daily
Rebalancing
	Adverse	Adviser’s	Aggressive				Currency		and			Early				Financial
	Market	Investment	Investment				Exchange	Daily	Market	Debt	Depositary	Close/	Emerging	Energy	Equity	Services	Foreign	Gain
	Conditions	Strategy	Techniques	Concentration	Counterparty	Credit	Rate	Correlation	Volatility	Instrument	Receipt	Trading	Markets	Securities	Securities	Companies	Securities	Limitation
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Halt Risk	Risk	Risk	Risk	Risk	Risk	Risk
Direxion Daily Total Market Bull 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Total Market Bear 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Large Cap Bull 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Large Cap Bear 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Mid Cap Bull 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Mid Cap Bear 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Small Cap Bull 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Small Cap Bear 3X Shares	X	X	X		X	X		X	X			X			X			X

Direxion Daily Developed Markets Bull 3X Shares	X	X	X		X	X	X	X	X		X	X			X		X	X

Direxion Daily Developed Markets Bear 3X Shares	X	X	X		X	X	X	X	X			X			X		X	X

Direxion Daily Emerging Markets Bull 3X Shares	X	X	X		X	X	X	X	X		X	X	X		X		X	X

Direxion Daily Emerging Markets Bear 3X Shares	X	X	X		X	X	X	X	X			X	X		X		X	X

Direxion Daily BRIC Bull 3X Shares	X	X	X		X	X	X	X	X		X	X	X		X		X	X

Direxion Daily BRIC Bear 3X Shares	X	X	X		X	X	X	X	X			X	X		X		X	X

Direxion Daily China Bull 3X Shares	X	X	X		X	X	X	X	X		X	X	X		X		X	X

Direxion Daily China Bear 3X Shares	X	X	X		X	X	X	X	X			X	X		X		X	X

Direxion Daily India Bull 3X Shares	X	X	X		X	X	X	X	X		X	X	X		X		X	X

Direxion Daily India Bear 3X Shares	X	X	X		X	X	X	X	X			X	X		X		X	X

Direxion Daily Latin America Bull 3X Shares	X	X	X		X	X	X	X	X		X	X	X		X		X	X

Direxion Daily Latin America Bear 3X Shares	X	X	X		X	X	X	X	X			X	X		X		X	X

Direxion Daily Clean Energy Bull 3X Shares	X	X	X	X	X	X		X	X			X		X	X			X

Direxion Daily Clean Energy Bear 3X Shares	X	X	X	X	X	X		X	X			X		X	X			X

Direxion Daily Energy Bull 3X Shares	X	X	X	X	X	X		X	X			X		X	X			X

Direxion Daily Energy Bear 3X Shares	X	X	X	X	X	X		X	X			X		X	X			X

Direxion Daily Financial Bull 3X Shares	X	X	X	X	X	X		X	X			X			X	X		X

Direxion Daily Financial Bear 3X Shares	X	X	X	X	X	X		X	X			X			X	X		X

Direxion Daily Technology Bull 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily Technology Bear 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily Real Estate Bull 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily Real Estate Bear 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily Homebuilders Bull 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily Homebuilders Bear 3X Shares	X	X	X	X	X	X		X	X			X			X			X

Direxion Daily 2-Year Treasury Bull 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 2-Year Treasury Bear 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 5-Year Treasury Bull 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 5-Year Treasury Bear 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 10-Year Treasury Bull 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 10-Year Treasury Bear 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 30-Year Treasury Bull 3X Shares	X	X	X	X	X	X		X	X	X		X						X

Direxion Daily 30-Year Treasury Bear 3X Shares	X	X	X	X	X	X		X	X	X		X						X

DIREXION FUNDS PROSPECTUS	9

Small
												and						Special
									Real			Mid					U.S.	Risks of
	Geographic	Homebuilding	Interest	Intra-Day	Inverse			Non-	Estate			Capitalization	Tax and	Technology	Tracking	Valuation	Government	Exchange
	Concentration	Industry	Rate	Investment	Correlation	Leverage	Market	Diversification	Investment	Regulatory	Shorting	Company	Distribution	Securities	Error	Time	Securities	Traded
	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Funds
Direxion Daily Total Market Bull 3X Shares			X	X		X	X	X		X			X		X			X

Direxion Daily Total Market Bear 3X Shares			X	X	X	X	X	X		X	X		X		X			X

Direxion Daily Large Cap Bull 3X Shares			X	X		X	X	X		X			X		X			X

Direxion Daily Large Cap Bear 3X Shares			X	X	X	X	X	X		X	X		X		X			X

Direxion Daily Mid Cap Bull 3X Shares			X	X		X	X	X		X		X	X		X			X

Direxion Daily Mid Cap Bear 3X Shares			X	X	X	X	X	X		X	X	X	X		X			X

Direxion Daily Small Cap Bull 3X Shares			X	X		X	X	X		X		X	X		X			X

Direxion Daily Small Cap Bear 3X Shares			X	X	X	X	X	X		X	X	X	X		X			X

Direxion Daily Developed Markets Bull 3X Shares			X	X		X	X	X		X			X		X	X		X

Direxion Daily Developed Markets Bear 3X Shares			X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily Emerging Markets Bull 3X Shares			X	X		X	X	X		X			X		X	X		X

Direxion Daily Emerging Market Bear 3X Shares			X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily BRIC Bull 3X Shares	X		X	X		X	X	X		X			X		X	X		X

Direxion Daily BRIC Bear 3X Shares	X		X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily China Bull 3X Shares	X		X	X		X	X	X		X			X		X	X		X

Direxion Daily China Bear 3X Shares	X		X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily India Bull 3X Shares	X		X	X		X	X	X		X			X		X	X		X

Direxion Daily India Bear 3X Shares	X		X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily Latin America Bull 3X Shares	X		X	X		X	X	X		X			X		X	X		X

Direxion Daily Latin America Bear 3X Shares	X		X	X	X	X	X	X		X	X		X		X	X		X

Direxion Daily Clean Energy Bull 3X Shares			X	X		X	X	X		X			X		X			X

Direxion Daily Clean Energy Bear 3X Shares			X	X	X	X	X	X		X	X		X		X			X

Direxion Daily Energy Bull 3X Shares			X	X		X	X	X		X			X		X			X

Direxion Daily Energy Bear 3X Shares			X	X	X	X	X	X		X	X		X		X			X

Direxion Daily Financial Bull 3X Shares			X	X		X	X	X		X			X		X			X

Direxion Daily Financial Bear 3X Shares			X	X	X	X	X	X		X	X		X		X			X

Direxion Daily Technology Bull 3X Shares			X	X		X	X	X		X			X	X	X			X

Direxion Daily Technology Bear 3X Shares			X	X	X	X	X	X		X	X		X	X	X			X

Direxion Daily Real Estate Bull 3X Shares			X	X		X	X	X	X	X			X		X			X

Direxion Daily Real Estate Bear 3X Shares			X	X	X	X	X	X	X	X	X		X		X			X

Direxion Daily Homebuilders Bull 3X Shares		X	X	X		X	X	X	X	X			X		X			X

Direxion Daily Homebuilders Bear 3X Shares		X	X	X	X	X	X	X	X	X	X		X		X			X

Direxion Daily 2-Year Treasury Bull 3X Shares			X	X		X	X	X		X			X		X		X	X

Direxion Daily 2-Year Treasury Bear 3X Shares			X	X	X	X	X	X		X	X		X		X		X	X

Direxion Daily 5-Year Treasury Bull 3X Shares			X	X		X	X	X		X			X		X		X	X

Direxion Daily 5-Year Treasury Bear 3X Shares			X	X	X	X	X	X		X	X		X		X		X	X

Direxion Daily 10-Year Treasury Bull 3X Shares			X	X		X	X	X		X			X		X		X	X

Direxion Daily 10-Year Treasury Bear 3X Shares			X	X	X	X	X	X		X	X		X		X		X	X

Direxion Daily 30-Year Treasury Bull 3X Shares			X	X		X	X	X		X			X		X		X	X

Direxion Daily 30-Year Treasury Bear 3X Shares			X	X	X	X	X	X		X	X		X		X		X	X

10	DIREXION FUNDS PROSPECTUS

Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals. For example, if the target index has risen on a given day, a Bear Fund’s performance should fall. Conversely, if the target index has fallen on a given day, a Bull Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. For Funds other than the Direxion Daily 2-Year Treasury Bull 3X Shares, Direxion Daily 2-Year Treasury Bear 3X Shares, Direxion Daily 5-Year Treasury Bull 3X Shares, Direxion Daily 5-Year Treasury Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares and Direxion Daily 30-Year Treasury Bear 3X Shares (the “Fixed Income Funds”), the Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than conventional funds. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Aggressive Investment Techniques Risk

The Funds use investment techniques, including investments in derivatives and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in and how Rafferty uses derivatives to obtain leveraged investment results are described in “Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Concentration Risk

Concentration risk results from focusing a Fund’s investments in a specific industry or group of industries. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments. A Fund that concentrates its investments in an industry or group of industries also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

DIREXION FUNDS PROSPECTUS	11

Daily Correlation Risk

There can be no guarantee that a Fund will achieve a high degree of correlation with its investment objective relative to its benchmark index. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Daily Rebalancing and Market Volatility Risk

Each Fund seeks to provide a return which is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 3X Bull Fund would be expected to lose 11% (as shown in the Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. A hypothetical 3X Bear Fund would be expected to lose 21% (as shown in the Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a Bull Fund widens to approximately 38% while the loss for a Bear Fund rises to 62%. At higher ranges of volatility, there is a chance of a near complete loss of Fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, both a Bull and a Bear Fund targeted to the same benchmark would be expected to lose more than 90% of their value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Volatility	Bull Fund	Bear Fund
Range	Loss	Loss

10%	–3%	–6%
20%	–11%	–21%
30%	–24%	–42%
40%	–38%	–62%
50%	–53%	–78%
60%	–67%	–81%
70%	–78%	–95%
80%	–87%	–98%
90%	–92%	–99%
100%	–96%	–99%

Table 2 shows the range of volatility for each of the indexes to which one of the Funds is benchmarked over the six months ended February 27, 2009. (In historical terms, volatility ranges during this period were extremely high.) The indexes to which the Funds are benchmarked have historical volatility rates over that period ranging from 3% to 118%. Since market volatility, like that experienced by the markets currently, has negative implications for Funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility on noted in Table 1 can be combined with the recent volatility ranges of various indexes in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed as short-term trading vehicles for investors managing their portfolios on a daily basis. They are not intended to be used by, and are not appropriate for, investors who intend to hold positions in an attempt to generate returns through time.

Table 2

Index	Volatility Range

BNY BRIC Select ADR Index®	99%
BNY China Select ADR Index®	82%
Indus India Index	82%
MSCI EAFE® Index	67%
MSCI Emerging Markets Indexsm	100%
MSCI US REIT Indexsm	111%
NYSE Current 2-Year U.S. Treasury Index	3%
NYSE Current 5-Year U.S. Treasury Index	8%
NYSE Current 10-Year U.S. Treasury Index	13%
NYSE Current 30-Year U.S. Treasury Index	26%
Russell 1000® Index	57%
Russell 1000® Energy Index	83%
Russell 1000® Financial Services Index	93%
Russell 1000® Technology Index	60%
Russell 2000® Index	64%

12	DIREXION FUNDS PROSPECTUS

Index	Volatility Range

Russell 3000® Index	58%
Russell Midcap® Index	62%
S&P Global Clean Energy Indextm	93%
S&P Homebuilding Select Industry Indexsm	118%
S&P Latin America 40 Index	101%

Because the Funds rebalance their portfolios once daily, an investor who purchases shares during a day will likely have more, or less, than 300% leveraged investment exposure to the target index. The exposure to the target index received by an investor who purchases a Fund intra-day will differ from the Fund’s stated daily 300% or -300% leveraged investment goal by an amount determined by the movement of the target index from its value at the close of the markets on the prior day. If the target index moves in a direction favorable to the Fund between close of the markets on one trading day through the time on the next trading day when the investor purchases Fund shares, the investor would receive exposure to the target index of less than 300%. Conversely, if the target index moves in a direction adverse to the Fund, the investor would receive exposure to the target index greater than 300%.

Debt Instrument Risk

The Fixed Income Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

Depository Receipt Risk

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares (the “Energy Funds”) will concentrate their investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses, such as oil companies involved in the exploration, production,

DIREXION FUNDS PROSPECTUS	13

servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. As a result, the Energy Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

The Direxion Daily Clean Energy Bull 3X Shares and the Direxion Daily Clean Energy Beat 3X Shares (the “Clean Energy Funds”) will concentrate their investments in securities issued by, and/or have exposure to, companies engaged in the business of cleaner energy and conservation. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in the clean energy industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

The clean energy industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Changes in U.S., European and other governments’ policies towards alternative power and power technology also may have an adverse effect on the Clean Energy Funds’ performance.

The Clean Energy Funds may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

Equity Securities Risk

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Financial Services Companies Risk

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares (the “Financial Funds”) will concentrate their investments in securities issued by, and/or have exposure to, financial services companies. As a result, the Financial Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on a Fund’s gains. As a consequence, a Fund’s portfolio may not be responsive to

14	DIREXION FUNDS PROSPECTUS

index movements beyond 30% in a given day in a direction favorable to the Fund. For example, if a Bull Fund’s target index were to gain 35%, the Bull Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and adverse tax consequences to a Fund’s shareholders.

Unlike traditional mutual funds, however, each Fund issues and redeems its Shares at NAV per share in Creation Units plus applicable transaction fees and each Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the risks of frequent trading may be less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a combination or redemption of portfolio securities, frequent purchases and redemptions could still increase the rate of portfolio turnover.

The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund Shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses.

Homebuilding Industry Risk

The Direxion Daily Homebuilders Bull 3X Shares and the Direction Daily Homebuilders Bear 3X Shares will concentrate their investments in securities issued by, and/or have exposure to, companies in the homebuilding industry. Homebuilding companies can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Intra-Day Investment Risk

The Funds seek daily leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a day. Thus, an investor who purchases Fund shares after the close of the markets on one trading day and before the close of the markets on the next trading day will likely have more, or less, than 300% or -300% leveraged investment exposure to the target index, depending upon the movement of the target index from the end of one trading day until the time of purchase. If the target index moves in a direction favorable to the Fund, the investor will receive exposure to the target index less than 300% or -300%. Conversely, if the target index moves in a direction adverse to the Fund, the investor will receive exposure to the target index greater than 300% or -300%. Investors may consult the Funds’ website at any point during the day to determine how the current value of a Fund’s target index relates to the value of the target index at the end of the previous day. In addition, Graphs 1 and 2 and the accompanying text on pages           provide a detailed discussion of such risk.

Inverse Correlation Risk

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from conventional funds. Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

DIREXION FUNDS PROSPECTUS	15

Leverage Risk

If you invest in the Funds, you are exposed to the risk that any adverse daily performance of a Fund’s target index will be leveraged. This means that, if a Fund’s target index experiences adverse daily performance, your investment in the Fund will be reduced by an amount equal to 3% for every 1% of adverse performance, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. A Fund could theoretically lose an amount greater than its net assets in the event of a movement in its target index in excess of 33% in a direction adverse to the Fund (meaning a decline in the value of the target index of a Bull Fund and a gain in the value of the target index for a Bear Fund). Further, purchasing shares during a day may result in greater than 300% or -300% exposure to the performance of the target index if the target index moves in a direction averse to the Fund between the close of the markets on one trading day and before the close of the markets on the next trading day. Graphs 1 and 2 and the accompanying text on pages [  ] provide a detailed discussion of such risks. In addition, the Funds’ website will provide information on a daily basis regarding the current relevant exposure if an investor purchase new shares of a Fund.

Market Risk

A Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Bull Fund typically would lose value on a day when its underlying index declines. A Bear Fund typically would lose value on a day when its underlying index increases.

Non-Diversification Risk

Each of the Funds is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Real Estate Investment Risk

The Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares will concentrate their investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape. In particular, there is no guarantee that the Bear Funds will be permitted to continue to engage in short sales, which are designed to earn the Fund a profit from the decline of the price of a particular security, basket of securities or indices.

Shorting Risk

A Bear Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. Short sales are transactions in which a Fund borrows securities from a broker and sells the borrowed securities. The Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. If the market price of the underlying security goes down between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Smaller companies may have limited operating history, product lines, and financial

16	DIREXION FUNDS PROSPECTUS

resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Tax and Distribution Risk

The Funds have extremely high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Funds rarely generate long-term capital gain or loss. Because the Funds will generally need to distribute this income in order to satisfy certain tax requirements, the Funds could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. Shareholders in the Funds on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Technology Securities Risk

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares will concentrate their investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Tracking Error Risk

Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of daily market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of a Fund that tracks a foreign market index can vary from the performance of that index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk.  Individual Shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes

DIREXION FUNDS PROSPECTUS	17

that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for shares of the Funds.

A Precautionary Note to Retail Investors.  The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies.  For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances.  The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchange is closed other than customary weekend and holiday closings, (2) trading on the Exchange is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

DOMESTIC EQUITY INDEX FUNDS

Direxion Daily Total Market Bull 3X Shares

Direxion Daily Total Market Bear 3X Shares

Investment Objective.  The Direxion Daily Total Market Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 3000® Index (“Total Market Index”). The Direxion Daily Total Market Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Total Market

18	DIREXION FUNDS PROSPECTUS

Index. (Collectively, the Direxion Daily Total Market Bull 3X Shares and the Direxion Daily Total Market Bear 3X Shares are referred to as the “Total Market Funds.”)

Principal Investment Strategy.  The Direxion Daily Total Market Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Total Market Index. The Direxion Daily Total Market Bull 3X Shares also will invest in the following: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments (collectively, “Financial Instruments”). In combination, these equity securities and/or Financial Instruments provide leveraged and unleveraged exposure to the Total Market Index. The Direxion Daily Total Market Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Total Market Index, and the remainder in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”). On a day-to-day basis, the Direxion Daily Total Market Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Total Market Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Total Market Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The companies included in the index have an average market capitalization of $3.1 billion dollars and a median market capitalization of $498 million as of March 31, 2009.

Performance.  The Total Market Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Total Market Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1)but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Total Market Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.25%

Total Annual Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

Direxion Daily Total Market Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%

Total Annual Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Total Market Bull 3X Shares and the Direxion Daily Total Market Bear 3X Shares, fixed transaction fees of $3,500 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Total Market Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Total Market Funds for Other Expenses through March 1, 2010, for the Direxion Daily Total Market Bull 3X Shares and the Direxion Daily Total Market Bear 3X Shares to the extent that each Total Market Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with

DIREXION FUNDS PROSPECTUS	19

any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Total Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Total Market Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Total Market Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Total Market Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Total Market Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Total Market Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Total Market Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Total Market Funds operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Total Market Bull 3X Shares	$97	$313
Direxion Daily Total Market Bear 3X Shares	$97	$318

Direxion Daily Large Cap Bull 3X Shares

Direxion Daily Large Cap Bear 3X Shares

Investment Objective.  The Direxion Daily Large Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Index (“Large Cap Index”). The Direxion Daily Large Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Large Cap Index. (Collectively, the Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares are referred to as the “Large Cap Funds.”)

Principal Investment Strategy.  The Direxion Daily Large Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Large Cap Index. The Direxion Daily Large Cap Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Large Cap Index. The Direxion Daily Large Cap Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Large Cap Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Large Cap Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Large Cap Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Large Cap Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Large Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market and has an average market capitalization of $8.6 billion dollars and a median market capitalization of $3.4 billion dollars as of March 31, 2009.

Performance.  No performance information is presented for the Large Cap Funds because they do not have performance for a complete calendar year. In the future, performance information for the Large Cap Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Large Cap Funds. Annual fund operating

20	DIREXION FUNDS PROSPECTUS

expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Large Cap Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.25%

Total Annual Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

Direxion Daily Large Cap Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%

Total Annual Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares, fixed transaction fees of $2,500 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Large Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Large Cap Funds for Other Expenses through March 1, 2010, for the Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares to the extent that each Large Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Large Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Large Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Large Cap Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Large Cap Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Large Cap Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Large Cap Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Large Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Large Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Large Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Large Cap Bull 3X Shares	$97	$313
Direxion Daily Large Cap Bear 3X Shares	$97	$318

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Investment Objective.  The Direxion Daily Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell MidCap® Index (the “Mid Cap Index”). The Direxion Daily Mid Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Mid Cap Index. (Collectively, the Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily

DIREXION FUNDS PROSPECTUS	21

Mid Cap Bear 3X Shares are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy.  The Direxion Daily Mid Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Mid Cap Index. The Direxion Daily Mid Cap Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index. The Direxion Daily Mid Cap Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Mid Cap Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Mid Cap Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Small and Mid Capitalization Company Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Mid Cap Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000 companies and has an average market capitalization of $2.9 billion dollars and a median market capitalization of $2.2 billion dollars as of March 31, 2009.

Performance.  No performance information is presented for the Mid Cap Funds because they do not have performance for a complete calendar year. In the future, performance information for the Mid Cap Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Mid Cap Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Mid Cap Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%

Total Annual Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

Direxion Daily Mid Cap Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.30%

Total Annual Operating Expenses	1.05%

Expense Waiver/Reimbursement	0.10%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares, fixed transaction fees of $2,500 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Mid Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Funds for Other Expenses through March 1, 2010, for the Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares to the extent that each Mid Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Mid Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

22	DIREXION FUNDS PROSPECTUS

(3)	The Mid Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Mid Cap Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Mid Cap Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Mid Cap Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Mid Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Mid Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Mid Cap Bull 3X Shares	$97	$318
Direxion Daily Mid Cap Bear 3X Shares	$97	$324

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Investment Objective.  The Direxion Daily Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 2000® Index (“Small Cap Index”). The Direxion Daily Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Small Cap Index. (Collectively, the Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares are referred to as the “Small Cap Funds.”)

Principal Investment Strategy.  The Direxion Daily Small Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Small Cap Index. The Direxion Daily Small Cap Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Small Cap Index. The Direxion Daily Small Cap Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Small Cap Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Small Cap Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Small Cap Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Small and Mid Capitalization Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Small Cap Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $395 million dollars and a median market capitalization of $360 million dollars as of March 31, 2009.

Performance.  No performance information is presented for the Small Cap Funds because they do not have performance for a complete calendar year. In the future, performance information for the Small Cap Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Small Cap Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

DIREXION FUNDS PROSPECTUS	23

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Small Cap Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.26%

Total Annual Operating Expenses	1.01%

Expense Waiver/Reimbursement	0.06%
Net Annual Operating Expenses	0.95%

Direxion Daily Small Cap Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%

Total Annual Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares, fixed transaction fees of $3,500 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Small Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Small Cap Funds for Other Expenses through March 1, 2010, for the Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares to the extent that each Small Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Small Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Small Cap Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Small Cap Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Small Cap Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Small Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Small Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Small Cap Bull 3X Shares	$97	$316
Direxion Daily Small Cap Bear 3X Shares	$97	$318

INTERNATIONAL FUNDS

Direxion Daily Developed Markets Bull 3X Shares

Direxion Daily Developed Markets Bear 3X Shares

Investment Objective.  The Direxion Daily Developed Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI EAFE® Index (the “Developed Market Index”). The Direxion Daily Developed Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Developed Market Index. (Collectively, the

24	DIREXION FUNDS PROSPECTUS

Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares are referred to as the “Developed Markets Funds.”)

Principal Investment Strategy.  The Direxion Daily Developed Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Developed Market Index. The Direxion Daily Developed Markets Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Developed Market Index. The Direxion Daily Developed Markets Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Developed Market Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Developed Markets Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Developed Markets Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily Developed Markets Bull 3X Shares only), Early Close/Trading Halt Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Developed Markets Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Developed Markets Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of April 3, 2009, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Britain, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden and Switzerland.

Performance.  No performance information is presented for the Developed Markets Funds because they do not have performance for a complete calendar year. In the future, performance information for the Developed Markets Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Developed Markets Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Developed Markets Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Direxion Daily Developed Markets Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares, fixed transaction fees of $1,000 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Developed Markets Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Developed Markets Funds for Other Expenses through March 1, 2010, for the Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares to the extent that each Developed Markets Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Developed Markets Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

DIREXION FUNDS PROSPECTUS	25

(3)	The Developed Markets Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Developed Markets Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Developed Markets Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Developed Markets Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Developed Markets Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Developed Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Developed Markets Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Developed Markets Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Developed Markets Bull 3X Shares	$97	$305
Direxion Daily Developed Markets Bear 3X Shares	$97	$305

Direxion Daily Emerging Markets Bull 3X Shares

Direxion Daily Emerging Markets Bear 3X Shares

Investment Objective.  The Direxion Daily Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Emerging Markets Indexsm (the “EM Index”). The Direxion Daily Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EM Index. (Collectively, the Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Direxion Daily Emerging Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the EM Index. The Direxion Daily Emerging Markets Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EM Index. The Direxion Daily Emerging Markets Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EM Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Emerging Markets Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Emerging Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily Emerging Markets Bull 3X Shares only), Early Close/Trading Halt Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Emerging Markets Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The MSCI Emerging Markets Indexsm is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 3, 2009, the MSCI Emerging Markets Indexsm consisted of the following 23 emerging market country indices: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

Performance.  No performance information is presented for the Emerging Funds because they do not have performance for a complete calendar year. In the future, performance

26	DIREXION FUNDS PROSPECTUS

information for the Emerging Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Emerging Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Emerging Markets Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily Emerging Markets Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares, fixed transaction fees of $1,000 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Emerging Markets Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Emerging Funds for Other Expenses through March 1, 2010, for the Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares to the extent that each Emerging Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Emerging Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Emerging Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Emerging Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Emerging Markets Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Emerging Markets Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Emerging Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Emerging Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Emerging Markets Bull 3X Shares	$96	$300
Direxion Daily Emerging Markets Bear 3X Shares	$97	$305

Direxion Daily BRIC Bull 3X Shares

Direxion Daily BRIC Bear 3X Shares

Investment Objective.  The Direxion Daily BRIC Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the BNY BRIC Select ADR Index®. The Direxion Daily BRIC Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the BNY BRIC Select ADR Index®.

DIREXION FUNDS PROSPECTUS	27

(Collectively, the Direxion Daily BRIC Bull 3X Shares and the Direxion Daily BRIC Bear 3X Shares are referred to as the “BRIC Funds”).

Each of the four countries included in the BNY BRIC Select ADR Index® — Brazil, Russia, India and China — is considered an “emerging market.” The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Direxion Daily BRIC Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the BNY BRIC Select ADR Index®. The Direxion Daily BRIC Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the BNY BRIC Select ADR Index®. The Direxion Daily BRIC Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the BNY BRIC Select ADR Index®, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily BRIC Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the BRIC Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily BRIC Bull 3X Shares only), Early Close/Trading Halt Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Geographic Concentration Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily BRIC Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the BRIC Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to understand the risks in each of the four countries comprising the BRIC Index.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil. These factors have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy. Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain. China’s relationship with Taiwan is poor and the possibility of military action exists. China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy. Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Russia is undergoing dramatic economic, political and social changes and investments in Russian securities may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. The absence of developed legal structures governing private or foreign investments and private property makes expropriation of property or loss of property through fraud or negligence possible. The Russian central government retains considerable control, directly and indirectly, over the private sector and government action may negatively impact the Fund’s investment portfolio through a range of possible actions. Russia remains a commodity-based economy, and declines in the prices of commodities will cause declines in the value of Russian securities.

Target Index.  The Bank of New York BRIC Select ADR Indexsm is a free float-adjusted capitalization-weighted index designed by the Bank of New York to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and which also have depositary receipts that trade on a U.S. exchange or on the NASDAQ. Decisions regarding additions to and deletions from the Index are guided by conditions established by the bank of New York with the intention of creating and maintaining a benchmark for emerging market equity performance. The index currently includes securities from issuers in the following countries: Brazil, China, India, Russia and Hong Kong. As of April 3, 2009, the index had 75 components with an average market capitalization of over $21.7 billion dollars and a median market capitalization of $4.2 billion dollars.

Performance.  The BRIC Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

28	DIREXION FUNDS PROSPECTUS

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the BRIC Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily BRIC Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Direxion Daily BRIC Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.25%

Total Annual Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily BRIC Bull 3X Shares and the Direxion Daily BRIC Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the BRIC Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the BRIC Funds for Other Expenses through March 1, 2010, for the Direxion Daily BRIC Bull 3X Shares and the Direxion Daily BRIC Bear 3X Shares to the extent that each BRIC Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each BRIC Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The BRIC Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the BRIC Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily BRIC Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the BRIC Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily BRIC Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily BRIC Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the BRIC Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the BRIC Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily BRIC Bull 3X Shares	$97	$305
Direxion Daily BRIC Bear 3X Shares	$97	$313

Direxion Daily China Bull 3X Shares

Direxion Daily China Bear 3X Shares

Investment Objective.  The Direxion Daily China Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the BNY China Select ADR Index (the “China Index”). The Direxion Daily China Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the China Index. (Collectively, the Direxion Daily China Bull 3X Shares and Direxion Daily China Bear 3X Shares are referred to as the “China Funds”).

DIREXION FUNDS PROSPECTUS	29

China is considered an “emerging market.” The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Direxion Daily China Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the China Index. The Direxion Daily China Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the China Index. The Direxion Daily China Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the China Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily China Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the China Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily China Bull 3X Shares only), Early Close/Trading Halt Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Geographic Concentration Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily China Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the China Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy. Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain. China’s relationship with Taiwan is poor and the possibility of military action exists. China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Target Index.  The BNY China Select ADR Index is a free float-adjusted capitalization-weighted index designed by the Bank of New York to track the performance of a basket of companies who have their primary equity listing on a stock exchange in China and which also have depositary receipts that trade on a U.S. exchange or on the NASDAQ. Decisions regarding additions to and deletions from the Index are guided by conditions established by the bank of New York with the intention of creating and maintaining a benchmark for emerging market equity performance. As of April 3, 2009, the index comprised of ADRs of 75 companies with an average market capitalization of over $11.8 billion dollars and a median market capitalization of $381 million dollars.

Performance.  The China Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the China Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily China Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily China Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the China Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain

30	DIREXION FUNDS PROSPECTUS

securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the China Funds for Other Expenses through March 1, 2010, for the Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares to the extent that each China Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each China Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The China Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the China Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily China Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the China Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily China Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily China Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the China Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the China Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily China Bull 3X Shares	$96	$300
Direxion Daily China Bear 3X Shares	$97	$305

Direxion Daily India Bull 3X Shares

Direxion Daily India Bear 3X Shares

Investment Objective.  The Direxion Daily India Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Indus India Index (“India Index”). The Direxion Daily India Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the India Index. (Collectively, the Direxion Daily India Bull 3X Shares and Direxion Daily India Bear 3X Shares are referred to as the “India Funds”).

India is considered an “emerging market.” The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Direxion Daily India Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the India Index. The Direxion Daily India Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index. The Direxion Daily India Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily India Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the India Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily India Bull 3X Shares only), Early Close/Trading Halt Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Geographic Concentration Risk, Interest

DIREXION FUNDS PROSPECTUS	31

Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily India Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the India Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy. Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Target Index.  The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

Performance.  The India Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the India Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily India Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Direxion Daily India Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.25%

Total Annual Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily India Bull 3X Shares and the Direxion Daily India Bear 3X Shares, fixed transaction fees of $2,500 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the India Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the India Funds for Other Expenses through March 1, 2010, for the Direxion Daily India Bull 3X Shares and the Direxion Daily India Bear 3X Shares to the extent that each India Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each India Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The India Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the India Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily India Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

32	DIREXION FUNDS PROSPECTUS

Expense Example

The table below is intended to help you compare the cost of investing in the India Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily India Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily India Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the India Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the India Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily India Bull 3X Shares	$97	$305
Direxion Daily India Bear 3X Shares	$97	$313

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Latin America Bear 3X Shares

Investment Objective.  The Direxion Daily Latin America Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Latin America 40 Index (“Latin America Index”). The Direxion Daily Latin America Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the Direxion Daily Latin America Bull 3X Shares and Direxion Daily Latin America Bear 3X Shares are referred to as the “Latin America Funds”).

Latin America is considered an “emerging market.” The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Direxion Daily Latin America Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Latin America Index. The Direxion Daily Latin America Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index. The Direxion Daily Latin America Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Latin America Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Latin America Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Counterparty Risk, Credit Risk, Currency Exchange Rate Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Depositary Receipt Risk (Direxion Daily Latin America Bull 3X Shares only), Early Close/Trading Halt Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Securities Risk, Gain Limitation Risk, Geographic Concentration Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, Valuation Time Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Latin America Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits. The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices. The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries. As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

Target Index.  The S&P Latin America 40 Index is an equity index drawn from five major Latin American markets: Argentina, Brazil, Chile, Mexico and Peru. The index constituents are leading, large, liquid companies from the Latin American markets with a total market capitalization of $142 billion and a median market capitalization of $262 million, each as of April 3, 2009. Brazil, Mexico, Chile, Argentina and Peru provide 17, 10, 10, 2 and 1 companies, respectively. The Brazilian companies provide 61% of the market capitalization

DIREXION FUNDS PROSPECTUS	33

of the index, with Mexican, Chilean, Argentinean and Peruvian companies accounting for 25%, 10%, 2% and 1%, respectively.

Performance.  The Latin America Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Latin America Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Latin America Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily Latin America Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Latin America Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Latin America Funds for Other Expenses through March 1, 2010, for the Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares to the extent that each Latin America Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Latin America Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Latin America Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Latin America Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Latin America Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Latin America Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Latin America Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Latin America Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Latin America Bull 3X Shares	$96	$300
Direxion Daily Latin America Bear 3X Shares	$97	$305

34	DIREXION FUNDS PROSPECTUS

SPECIALTY FUNDS

Direxion Daily Clean Energy Bull 3X Shares

Direxion Daily Clean Energy Bear 3X Shares

Investment Objective.  The Direxion Daily Clean Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Global Clean Energy IndexTM (“Clean Energy Index”). The Direxion Daily Clean Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Clean Energy Index. (Collectively, the Direxion Daily Clean Energy Bull 3X Shares and Direxion Daily Clean Energy Bear 3X Shares are referred to as the “Clean Energy Funds”).

Principal Investment Strategy.  The Direxion Daily Clean Energy Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Clean Energy Index. The Direxion Daily Clean Energy Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Clean Energy Index. The Direxion Daily Clean Energy Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Clean Energy Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Clean Energy Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Clean Energy Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Energy Securities Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Clean Energy Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Clean Energy Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The S&P Global Clean Energy IndexTM is designed to provide liquid and tradable exposure to 30 companies from around the world that are involved in clean energy related businesses. The index is comprised of a diversified mix of clean energy production, clean energy technology and equipment provider companies.

Performance.  The Clean Energy Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Clean Energy Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Clean Energy Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.25%

Total Annual Operating Expenses	1.00%

Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

Direxion Daily Clean Energy Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%

Total Annual Operating Expenses	1.02%

Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily Clean Energy Bull 3X Shares and the Direxion Daily Clean Energy Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Clean Energy Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Clean Energy Funds for Other Expenses through March 1, 2010, for the Direxion Daily Clean Energy Bull 3X Shares and the Direxion Daily Clean Energy Bear 3X Shares to the extent that each Clean Energy Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as

DIREXION FUNDS PROSPECTUS	35

applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Clean Energy Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Clean Energy Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Clean Energy Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Clean Energy Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Clean Energy Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Clean Energy Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Clean Energy Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Clean Energy Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Clean Energy Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Clean Energy Bull 3X Shares	$97	$313
Direxion Daily Clean Energy Bear 3X Shares	$97	$318

Direxion Daily Energy Bull 3X Shares

Direxion Daily Energy Bear 3X Shares

Investment Objective.  The Direxion Daily Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Energy Index (“Energy Index”). The Direxion Daily Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Energy Index. (Collectively, the Direxion Daily Energy Bull 3X Shares and Direxion Daily Energy Bear 3X Shares are referred to as the “Energy Funds”).

Principal Investment Strategy.  The Direxion Daily Energy Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Energy Index. The Direxion Daily Energy Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index. The Direxion Daily Energy Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Energy Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Energy Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Energy Securities Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Energy Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Energy Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 1000® Energy Index is a capitalization-weighted index of companies engaged in energy related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. Also included are gas distribution, gas pipeline and related companies. These companies span a broad range of industries including:

36	DIREXION FUNDS PROSPECTUS

domestic, international and crude oil producers, offshore drilling, oil well equipment and service, machinery and energy equipment, coal, utilities, gas pipelines and miscellaneous energy services.

Performance.  No performance information is presented for the Energy Funds because they do not have performance for a complete calendar year. In the future, performance information for the Energy Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Energy Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Energy Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily Energy Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Energy Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Energy Funds for Other Expenses through March 1, 2010, for the Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares to the extent that each Energy Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Energy Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Energy Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Energy Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Energy Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Energy Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Energy Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Energy Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Energy Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Energy Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Energy Bull 3X Shares	$96	$300
Direxion Daily Energy Bear 3X Shares	$97	$305

DIREXION FUNDS PROSPECTUS	37

Direxion Daily Financial Bull 3X Shares

Direxion Daily Financial Bear 3X Shares

Investment Objective.  The Direxion Daily Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Financial Services Index (“Financial Index”). The Direxion Daily Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Financial Index. (Collectively, the Direxion Daily Financial Bull 3X Shares and Direxion Daily Financial Bear 3X Shares are referred to as the “Financial Funds”).

Principal Investment Strategy.  The Direxion Daily Financial Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Financial Index. The Direxion Daily Financial Bull 3X Fund also invests in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index. The Direxion Daily Financial Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Financial Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Financial Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Financial Services Companies Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Financial Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 1000® Financial Services Index is a capitalization-weighted index of companies that provide financial services. As of March 31, 2009, the index had 199 components, derived from the Russell 1000® Index with an average market capitalization of over $5 billion dollars and a median market capitalization of $2.4 billion dollars.

Performance.  No performance information is presented for the Financial Funds because they do not have performance for a complete calendar year. In the future, performance information for the Financial Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Financial Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Financial Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily Financial Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

(1)	For the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares, fixed transaction fees of $1,250 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Financial Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Financial Funds for Other Expenses through March 1, 2010, for the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares to the extent that each Financial Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may

38	DIREXION FUNDS PROSPECTUS

be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Financial Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Financial Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Financial Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Financial Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Financial Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Financial Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Financial Bull 3X Shares	$96	$300
Direxion Daily Financial Bear 3X Shares	$96	$300

Direxion Daily Technology Bull 3X Shares

Direxion Daily Technology Bear 3X Shares

Investment Objective.  The Direxion Daily Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Technology Index (the “Technology Index”). The Direxion Daily Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Technology Index. (Collectively, Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares are referred to as the “Technology Funds.”)

Principal Investment Strategy.  The Direxion Daily Technology Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Technology Index. The Direxion Daily Technology Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Technology Index. The Direxion Daily Technology Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Technology Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Technology Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in Technology Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Technology Securities Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Technology Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the risks of the Technology Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Russell 1000® Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The index currently has 109 components, derived from the Russell 1000, with an average market cap of over $12 billion dollars and a median market capitalization of $3.4 billion dollars as of March 31, 2009.

Performance.  No performance information is presented for the Technology Funds because they do not have performance for a complete calendar year. In the future, performance information for the Technology Funds will be presented in this section.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Technology Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may

DIREXION FUNDS PROSPECTUS	39

be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Technology Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.19%

Total Annual Operating Expenses	0.94%

Direxion Daily Technology Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For the Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares, fixed transaction fees of $1,000 and $500, respectively, will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Technology Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Technology Funds for Other Expenses through March 1, 2010, for the Direxion Daily Technology Bull 3X Shares and the Technology Bear 3X Shares to the extent that each Technology Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Technology Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Technology Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Technology Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Technology Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Technology Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Technology Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Technology Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Technology Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Technology Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Technology Bull 3X Shares	$96	$300
Direxion Daily Technology Bear 3X Shares	$97	$305

Direxion Daily Real Estate Bull 3X Shares

Direxion Daily Real Estate Bear 3X Shares

Investment Objective.  The Direxion Daily Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI US REIT Indexsm (“Real Estate Index”). The Direxion Daily Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Real Estate Index. (Collectively, the Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares are referred to as the “Real Estate Funds”).

Principal Investment Strategy.  The Direxion Daily Real Estate Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net

40	DIREXION FUNDS PROSPECTUS

assets in the equity securities that comprise the Real Estate Index. The Direxion Daily Real Estate Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Real Estate Index. The Direxion Daily Real Estate Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Real Estate Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Real Estate Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Real Estate Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Real Estate Investment Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Real Estate Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The Real Estate Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The MSCI US REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the Equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes. As of April 6, 2009, the components in the index had an average market capitalization of $1.3 billion dollars and a median market capitalization of $746 million dollars.

Performance.  The Real Estate Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Real Estate Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Real Estate Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Direxion Daily Real Estate Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.21%

Total Annual Operating Expenses	0.96%

Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Real Estate Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Real Estate Funds for Other Expenses through March 1, 2010, for the Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares to the extent that each Real Estate Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Real Estate Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Real Estate Funds.

DIREXION FUNDS PROSPECTUS	41

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Real Estate Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Real Estate Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Real Estate Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Real Estate Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Real Estate Bull 3X Shares	$97	$305
Direxion Daily Real Estate Bear 3X Shares	$97	$305

Direxion Daily Homebuilders Bull 3X Shares

Direxion Daily Homebuilders Bear 3X Shares

Investment Objective.  The Direxion Daily Homebuilders Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Homebuilding Select Industry Index (“Homebuilders Index”). The Direxion Daily Homebuilders Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Homebuilders Index. (Collectively, the Direxion Daily Homebuilders Bull 3X Shares and Direxion Daily Homebuilders Bear 3X Shares are referred to as the “Homebuilders Funds”).

Principal Investment Strategy.  The Direxion Daily Homebuilders Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Homebuilders Index. The Direxion Daily Homebuilders Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index. The Direxion Daily Homebuilders Bear 3X Shares does not invest in equity securities. Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily Homebuilders Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the Homebuilders Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Early Close/Trading Halt Risk, Equity Securities Risk, Gain Limitation Risk, Homebuilding Industry Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Real Estate Investment Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk and Special Risks of Exchange Traded Funds.

Additional risks of investing in the Direxion Daily Homebuilders Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the Homebuilders Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The S&P Homebuilding Select Industry IndexTM is an equal weighted index that draws constituents from companies involved in homebuilding, directly and indirectly through furnishings, retailing, manufacturing, textiles and chemicals keyed to homebuilding. The median market capitalization of the 24 holdings as of April 30, 2008 was $2.08 billion and the average weighted market capitalization was $5.86 billion.

Performance.  The Homebuilders Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Homebuilders Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

42	DIREXION FUNDS PROSPECTUS

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily Homebuilders Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.20%

Total Annual Operating Expenses	0.95%

Direxion Daily Homebuilders Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.20%

Total Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily Homebuilders Bull 3X Shares and the Direxion Daily Homebuilders Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the Homebuilders Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Homebuilders Funds for Other Expenses through March 1, 2010, for the Direxion Daily Homebuilders Bull 3X Shares and the Direxion Daily Homebuilders Bear 3X Shares to the extent that each Homebuilders Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each Homebuilders Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The Homebuilders Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the Homebuilders Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily Homebuilders Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Homebuilders Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily Homebuilders Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily Homebuilders Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Homebuilders Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the Homebuilders Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily Homebuilders Bull 3X Shares	$97	$303
Direxion Daily Homebuilders Bear 3X Shares	$97	$303

FIXED INCOME FUNDS

Direxion Daily 2-Year Treasury Bull 3X Shares

Direxion Daily 2-Year Treasury Bear 3X Shares

Investment Objective.  The Direxion Daily 2-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 2-Year U.S. Treasury Index (“2-Year Treasury Index”). The Direxion Daily 2-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 2 Year Treasury Index. (Collectively, the Direxion Daily 2-Year Treasury Bull 3X Shares and Direxion Daily 2-Year Treasury Bear 3X Shares are referred to as the “2-Year Treasury Funds”).

DIREXION FUNDS PROSPECTUS	43

Principal Investment Strategy.  The Direxion Daily 2-Year Treasury Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the 2-Year Treasury Index. The Direxion Daily 2-Year Treasury Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 2-Year Treasury Index. Under normal circumstances, the Direxion Daily 2-Year Treasury Bear 3X Shares creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 2-Year Treasury Index, and the remainder in short-term debt instruments that have terms-to-maturity of less that 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”). On a day-to-day basis, the Direxion Daily 2-Year Treasury Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the 2-Year Treasury Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Debt Instrument Risk, Early Close/Trading Halt Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, U.S. Government Securities Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Direxion Daily 2-Year Treasury Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the 2-Year Treasury Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The NYSE Current 2-Year U.S. Treasury Index is a one-security index comprised of the most recently issued 2-Year Treasury Note. Notes eligible for inclusion must be U.S. dollar-denominated Treasury notes with a fixed rate, non-zero coupon that are non-callable with a maturity of 2 years at issuance. The issue chosen at rebalancing is the most recently issued eligible Treasury note that settles on or before the final calendar day of the month. The official index close is calculated each trading day using the 4:00 p.m. Eastern time end-of-day bid price for the underlying bond. On days that the US equity markets close early the bond price is derived at the closing time of the New York Stock Exchange, or 1:00 p.m. EST. On days when the U.S. bond market has a suggested early close as determined by the SIFMA the bond price is derived at the suggested close of 2:00 p.m. EST. Calculations of index returns and characteristics adhere to US Treasury market trading and settlement conventions. At time of issuance, this includes Actual/Actual day count convention with a semi-annual payment frequency. Bonds trade on a clean price basis (quoted without accrued interest). New issuance is evaluated at each month-end rebalancing. If a new, eligible, US Treasury note or bond has been issued during the month, the existing issue in the index is sold on the rebalancing date and all proceeds including coupon reinvestment are rolled into the newly selected issue. The indices do not take transaction costs (bid-offer spreads) into account. Bid-side prices are used for the bond index calculations. For the month during which a coupon is paid, the cash flow is adjusted at a fixed money-market rate until the end of the month. The reinvestment rate is based on the USD 1M LIBOR rate as of the last business date of the previous month. The cash received on any given date during the month assumes that there are coupon payments during the period and therefore the reinvestment rate is applied to the actual number of days between the coupon payment date and the last calculated index day.

Performance.  The 2-Year Treasury Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the 2-Year Treasury Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily 2-Year Treasury Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

Direxion Daily 2-Year Treasury Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily 2-Year Treasury Bull 3X Shares and the Direxion Daily 2-Year Treasury Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the 2-Year Treasury Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order

44	DIREXION FUNDS PROSPECTUS

transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the 2-Year Treasury Funds for Other Expenses through March 1, 2010, for the Direxion Daily 2-Year Treasury Bull 3X Shares and the Direxion Daily 2-Year Treasury Bear 3X Shares to the extent that each 2-Year Treasury Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each 2-Year Treasury Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The 2-Year Treasury Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the 2-Year Treasury Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily 2-Year Treasury Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the 2-Year Treasury Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily 2-Year Treasury Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily 2-Year Treasury Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the 2-Year Treasury Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the 2-Year Treasury Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily 2-Year Treasury Bull 3X Shares	$97	$307
Direxion Daily 2-Year Treasury Bear 3X Shares	$97	$307

Direxion Daily 5-Year Treasury Bull 3X Shares

Direxion Daily 5-Year Treasury Bear 3X Shares

Investment Objective.  The Direxion Daily 5-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 5 Year U.S. Treasury Index (“5-Year Treasury Index”). The Direxion Daily 5-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 5-Year Treasury Index. (Collectively, the Direxion Daily 5-Year Treasury Bull 3X Shares and Direxion Daily 5-Year Treasury Bear 3X Shares are referred to as the “5-Year Treasury Funds”).

Principal Investment Strategy.  The Direxion Daily 5-Year Treasury Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the 5-Year Treasury Index. The Direxion Daily 5-Year Treasury Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 5-Year Treasury Index. Under normal circumstances, the Direxion Daily 5-Year Treasury Bear 3X Shares creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 5-Year Treasury Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily 5-Year Treasury Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the 5-Year Treasury Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Debt Instrument Risk, Early Close/Trading Halt Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, U.S. Government Securities Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Direxion Daily 5-Year Treasury Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the 5-Year Treasury

DIREXION FUNDS PROSPECTUS	45

Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The NYSE Current 5-Year U.S. Treasury Index is a one-security index comprised of the most recently issued 5-Year Treasury Note. Notes eligible for inclusion must be U.S. dollar-denominated Treasury notes with a fixed rate, non-zero coupon that are non-callable with a maturity of 5 years at issuance. The issue chosen at rebalancing is the most recently issued eligible Treasury note that settles on or before the final calendar day of the month. The official index close is calculated each trading day using the 4:00 p.m. Eastern time end-of-day bid price for the underlying bond. On days that the US equity markets close early, the bond price is derived at the closing time of the New York Stock Exchange, or 1:00 p.m. EST. On days when the U.S. bond market has a suggested early close as determined by the SIFMA the bond price is derived at the suggested close of 2:00 p.m. EST. Calculations of index returns and characteristics adhere to US Treasury market trading and settlement conventions. At time of issuance, this includes Actual/Actual day count convention with a semi-annual payment frequency. Bonds trade on a clean price basis (quoted without accrued interest). New issuance is evaluated at each month-end rebalancing. If a new, eligible, US Treasury note or bond has been issued during the month, the existing issue in the index is sold on the rebalancing date and all proceeds including coupon reinvestment are rolled into the newly selected issue. The indices do not take transaction costs (bid-offer spreads) into account. Bid-side prices are used for the bond index calculations. For the month during which a coupon is paid, the cash flow is adjusted at a fixed money-market rate until the end of the month. The reinvestment rate is based on the USD 1M LIBOR rate as of the last business date of the previous month. The cash received on any given date during the month assumes that there are coupon payments during the period and therefore the reinvestment rate is applied to the actual number of days between the coupon payment date and the last calculated index day.

Performance.  The 5-Year Treasury Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the 5-Year Treasury Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily 5-Year Treasury Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

Direxion Daily 5-Year Treasury Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily 5-Year Treasury Bull 3X Shares and the Direxion Daily 5-Year Treasury Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the 5-Year Treasury Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the 5-Year Treasury Funds for Other Expenses through March 1, 2010, for the Direxion Daily 5-Year Treasury Bull 3X Shares and the Direxion Daily 5-Year Treasury Bear 3X Shares to the extent that each 5-Year Treasury Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each 5-Year Treasury Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The 5-Year Treasury Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the 5-Year Treasury Funds.

46	DIREXION FUNDS PROSPECTUS

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily 5-Year Treasury Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the 5-Year Treasury Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily 5-Year Treasury Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily 5-Year Treasury Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the 5-Year Treasury Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the 5-Year Treasury Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily 5-Year Treasury Bull 3X Shares	$97	$307
Direxion Daily 5-Year Treasury Bear 3X Shares	$97	$307

Direxion Daily 10-Year Treasury Bull 3X Shares

Direxion Daily 10-Year Treasury Bear 3X Shares

Investment Objective.  The Direxion Daily 10-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 10-Year U.S. Treasury Index (“10-Year Treasury Index”). The Direxion Daily 10-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 10-Year Treasury Index. (Collectively, the Direxion Daily 10-Year Treasury Bull 3X Shares and Direxion Daily 10-Year Treasury Bear 3X Shares are referred to as the “10-Year Treasury Funds”).

Principal Investment Strategy.  The Direxion Daily 10-Year Treasury Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the 10-Year Treasury Index. The Direxion Daily 10-Year Treasury Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 10-Year Treasury Index. Under normal circumstances, the Direxion Daily 10-Year Treasury Bear 3X Shares creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 10-Year Treasury Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily 10-Year Treasury Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the 10-Year Treasury Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Debt Instrument Risk, Early Close/Trading Halt Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, U.S. Government Securities Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Direxion Daily 10-Year Treasury Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the 10-Year Treasury Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The NYSE Current 10-Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-Year Treasury Note. Notes eligible for inclusion must be U.S. dollar-denominated Treasury notes with a fixed rate, non-zero coupon that are non-callable with a maturity of 10 years at issuance. The issue chosen at rebalancing is the most recently issued eligible Treasury note that settles on or before the final calendar day of the month. The official index close is calculated each trading day using the 4:00 p.m. Eastern time end-of-day bid. On days that the U.S. equity markets close early, the bond price is derived at the closing time of the New York Stock Exchange, or 1:00 p.m. EST. On days when the US bond market has a suggested early close as determined by the SIFMA the bond price is derived at the suggested close of 2:00 p.m. EST. Calculations of index returns and characteristics adhere to US Treasury market trading and settlement conventions. At time of issuance, this includes Actual/Actual day count convention with a semi-annual payment frequency. Bonds trade on a clean price basis (quoted without accrued interest). New issuance is evaluated at each month-end rebalancing. If a new, eligible, US Treasury note or bond has been issued during the month, the existing issue in the index is sold on the rebalancing date and all proceeds including coupon reinvestment are rolled into the newly selected issue. The indices do not take

DIREXION FUNDS PROSPECTUS	47

transaction costs (bid-offer spreads) into account. Bid-side prices are used for the bond index calculations. For the month during which a coupon is paid, the cash flow is adjusted at a fixed money-market rate until the end of the month. The reinvestment rate is based on the USD 1M LIBOR rate as of the last business date of the previous month. The cash received on any given date during the month assumes that there are coupon payments during the period and therefore the reinvestment rate is applied to the actual number of days between the coupon payment date and the last calculated index day.

Performance.  The 10-Year Treasury Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the 10-Year Treasury Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily 10-Year Treasury Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

Direxion Daily 10-Year Treasury Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily 10-Year Treasury Bull 3X Shares and the Direxion Daily 10-Year Treasury Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the 10-Year Treasury Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the 10-Year Treasury Funds for Other Expenses through March 1, 2010, for the Direxion Daily 10-Year Treasury Bull 3X Shares and the Direxion Daily 10-Year Treasury Bear 3X Shares to the extent that each 10-Year Treasury Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each 10-Year Treasury Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The 10-Year Treasury Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the 10-Year Treasury Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily 10-Year Treasury Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the 10-Year Treasury Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily 10-Year Treasury Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily 10-Year Treasury Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the 10-Year Treasury Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the 10-Year Treasury Funds’ operating expenses remain the same through each year.

48	DIREXION FUNDS PROSPECTUS

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily 10-Year Treasury Bull 3X Shares	$97	$307
Direxion Daily 10-Year Treasury Bear 3X Shares	$97	$307

Direxion Daily 30-Year Treasury Bull 3X Shares

Direxion Daily 30-Year Treasury Bear 3X Shares

Investment Objective.  The Direxion Daily 30-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 30 Year U.S. Treasury Index (“30-Year Treasury Index”). The Direxion Daily 30-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 30-Year Treasury Index. (Collectively, the Direxion Daily 30-Year Treasury Bull 3X Shares and Direxion Daily 30-Year Treasury Bear 3X Shares are referred to as the “30-Year Treasury Funds”).

Principal Investment Strategy.  The Direxion Daily 30-Year Treasury Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the 30-Year Treasury Index. The Direxion Daily 30-Year Treasury Bull 3X Shares also will invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 30-Year Treasury Index. Under normal circumstances, the Direxion Daily 30-Year Treasury Bear 3X Shares creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the 30-Year Treasury Index, and the remainder in Money Market Instruments. On a day-to-day basis, the Direxion Daily 30-Year Treasury Bull 3X Shares also holds Money Market Instruments.

Risks.  The principal risks of investing in the 30-Year Treasury Funds are Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Aggressive Investment Techniques Risk, Concentration Risk, Counterparty Risk, Credit Risk, Daily Correlation Risk, Daily Rebalancing and Market Volatility Risk, Debt Instrument Risk, Early Close/Trading Halt Risk, Gain Limitation Risk, Interest Rate Risk, Intra-Day Investment Risk, Leverage Risk, Market Risk, Non-Diversification Risk, Regulatory Risk, Tax and Distribution Risk, Tracking Error Risk, U.S. Government Securities Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Direxion Daily 30-Year Treasury Bear 3X Shares are Inverse Correlation Risk and Shorting Risk. For more information on the 30-Year Treasury Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Target Index.  The NYSE Current 30-Year U.S. Treasury Index is a one-security index comprised of the most recently issued 30-Year Bond. Bonds eligible for inclusion must be U.S. dollar-denominated Treasury bonds with a fixed rate, non-zero coupon that are non-callable with a maturity of 30 years at issuance. The issue chosen at rebalancing is the most recently issued eligible Treasury note that settles on or before the final calendar day of the month. The official index close is calculated each trading day using the 4:00 p.m. Eastern time end-of-day bid. On days that the U.S. equity markets close early, the bond price is derived at the closing time of the New York Stock Exchange, or 1:00 p.m. EST. On days when the US bond market has a suggested early close as determined by the SIFMA the bond price is derived at the suggested close of 2:00 p.m. EST. Calculations of index returns and characteristics adhere to US Treasury market trading and settlement conventions. At time of issuance, this includes Actual/Actual day count convention with a semi-annual payment frequency. Bonds trade on a clean price basis (quoted without accrued interest). New issuance is evaluated at each month-end rebalancing. If a new, eligible, US Treasury note or bond has been issued during the month, the existing issue in the index is sold on the rebalancing date and all proceeds including coupon reinvestment are rolled into the newly selected issue. The indices do not take transaction costs (bid-offer spreads) into account. Bid-side prices are used for the bond index calculations. For the month during which a coupon is paid, the cash flow is adjusted at a fixed money-market rate until the end of the month. The reinvestment rate is based on the USD 1M LIBOR rate as of the last business date of the previous month. The cash received on any given date during the month assumes that there are coupon payments during the period and therefore the reinvestment rate is applied to the actual number of days between the coupon payment date and the last calculated index day.

Performance.  The 30-Year Treasury Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the 30-Year Treasury Funds. Annual fund operating expenses are estimates. Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

DIREXION FUNDS PROSPECTUS	49

Annual Operating Expenses(2)  (as a percentage of daily assets):

Direxion Daily 30-Year Treasury Bull 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

Direxion Daily 30-Year Treasury Bear 3X Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.22%

Total Annual Operating Expenses	0.97%

Expense Waiver/Reimbursement(2)	0.02%
Net Annual Operating Expenses	0.95%

(1)	For both the Direxion Daily 30-Year Treasury Bull 3X Shares and the Direxion Daily 30-Year Treasury Bear 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction. For the 30-Year Treasury Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order. An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of a Fund.

(2)	Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the 30-Year Treasury Funds for Other Expenses through March 1, 2010, for the Direxion Daily 30-Year Treasury Bull 3X Shares and the Direxion Daily 30-Year Treasury Bear 3X Shares to the extent that each 30-Year Treasury Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by each 30-Year Treasury Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)	The 30-Year Treasury Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%. No Rule 12b-1 fee is currently being charged to the 30-Year Treasury Funds.

(4)	Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)	The Direxion Daily 30-Year Treasury Bear 3X Shares may take short positions in securities. Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the 30-Year Treasury Funds with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Direxion Daily 30-Year Treasury Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis. The Direxion Daily 30-Year Treasury Bear 3X Shares issues and redeems Shares in Creation Units for cash. Shares are issued and redeemed in Creation Unit aggregations only. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the 30-Year Treasury Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares. It also assumes that your investment has a 5% return each year and that the 30-Year Treasury Funds’ operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Direxion Daily 30-Year Treasury Bull 3X Shares	$97	$307
Direxion Daily 30-Year Treasury Bear 3X Shares	$97	$307

UNDERLYING INDEX LICENSORS

Bank of New York Indices.  “BNY,” “BNY BRIC Select ADR Index,” and “BNY China Select ADR Index” (collectively, the “BNY Indices”) are service marks of The Bank of New York and have been licensed for use for certain purposes by the Trust. Products based on the BNY Indices named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the products or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of a BNY Index to track market performance or the suitability or appropriateness of the products for such

50	DIREXION FUNDS PROSPECTUS

purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and the Trust, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and the BNY Indices, which indexes are determined, composed and calculated by The Bank of New York without regard to the Trust or its products. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of the Trust or the purchasers or owners of its products into consideration in determining, composing or calculating the BNY Indices named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, PURCHASERS OR OWNERS OF ITS PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI Indices.  The benchmarks for the Developed Market Funds, Emerging Markets Funds and Real Estate Funds are the MSCI EAFE Index, MSCI Emerging Markets Index and MSCI US REIT Index, respectively. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

NYSE Indexes.  Neither the Trust nor the Funds are sponsored, endorsed, sold or promoted by NYSE EURONEXT or its affiliates (“NYSE EURONEXT”). NYSE EURONEXT makes no representation or warranty regarding the advisability of investing in securities generally, in the Funds particularly, or the ability of the NYSE Current 2-Year

DIREXION FUNDS PROSPECTUS	51

US Treasury IndexSM, NYSE Current 5-Year US Treasury IndexSM, NYSE Current 10-Year US Treasury IndexSM, and NYSE Current 30-Year US Treasury IndexSM (“NYSE Treasury Indexes”) to track general stock market performance.

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE TREASURY INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Indices.  The Russell 1000® Energy Index, Russell 1000® Financial Services Index), Russell 1000® Index, Russell Midcap® Index, Russell 2000® Index, Russell 1000® Technology Index and Russell 3000® Index (collectively, the Russell Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by the Trust. None of the Funds in the Trust are sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same. Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which is determined, composed and calculated by Russell without regard to the Trust or any of its Funds. Russell is not responsible for and has not reviewed the Trust or any of its Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard and Poor Index.  The S&P Homebuilding Select Industry IndexTM, S&P Global Clean Energy IndexTM, and S&P Latin American 40 Index (collectively, the “S&P Indices”) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

52	DIREXION FUNDS PROSPECTUS

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchange can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Direxion Daily BRIC Bull 3X Shares	BUH
Direxion Daily BRIC Bear 3X Shares	BUV
Direxion Daily China Bull 3X Shares	CZM
Direxion Daily China Bear 3X Shares	CZJ
Direxion Daily Clean Energy Bull 3X Shares	CLJ
Direxion Daily Clean Energy Bear 3X Shares	CLY
Direxion Daily Developed Markets Bull 3X Shares	DZK
Direxion Daily Developed Markets Bear 3X Shares	DPK
Direxion Daily Emerging Markets Bull 3X Shares	EDC
Direxion Daily Emerging Markets Bear 3X Shares	EDZ
Direxion Daily Energy Bull 3X Shares	ERX
Direxion Daily Energy Bear 3X Shares	ERY
Direxion Daily Financial Bull 3X Shares	FAS
Direxion Daily Financial Bear 3X Shares	FAZ
Direxion Daily India Bull 3X Shares	IBS
Direxion Daily India Bear 3X Shares	IBX
Direxion Daily Homebuilders Bull 3X Shares	HBG
Direxion Daily Homebuilders Bear 3X Shares	HBQ
Direxion Daily Large Cap Bull 3X Shares	BGU
Direxion Daily Large Cap Bear 3X Shares	BGZ
Direxion Daily Latin America Bull 3X Shares	LAF
Direxion Daily Latin America Bear 3X Shares	LAW
Direxion Daily Mid Cap Bull 3X Shares	MWJ
Direxion Daily Mid Cap Bear 3X Shares	MWN
Direxion Daily Real Estate Bull 3X Shares	HSD
Direxion Daily Real Estate Bear 3X Shares	HSG
Direxion Daily Small Cap Bull 3X Shares	TNA
Direxion Daily Small Cap Bear 3X Shares	TZA
Direxion Daily Technology Bull 3X Shares	TYH
Direxion Daily Technology Bear 3X Shares	TYP
Direxion Daily Total Market Bull 3X Shares	TMD
Direxion Daily Total Market Bear 3X Shares	TMZ
Direxion Daily 2-Year Treasury Bull 3X Shares	THL
Direxion Daily 2-Year Treasury Bear 3X Shares	THW
Direxion Daily 5-Year Treasury Bull 3X Shares	FYD
Direxion Daily 5-Year Treasury Bear 3X Shares	FYO
Direxion Daily 10-Year Treasury Bull 3X Shares	TYD
Direxion Daily 10-Year Treasury Bear 3X Shares	TYO
Direxion Daily 30-Year Treasury Bull 3X Shares	TMF
Direxion Daily 30-Year Treasury Bear 3X Shares	TMV

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry.  Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

DIREXION FUNDS PROSPECTUS	53

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund (other than the Fixed Income Funds) calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

The Fixed Income Funds also calculate their NAVs as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time each Business Day. However, on days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Fixed Income Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charted in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

54	DIREXION FUNDS PROSPECTUS

SHORT-TERM TRADING

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units.  Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Bull Funds.  To purchase Creation Units directly from a Bull Fund, you must deposit with the Fund a basket of securities and/or cash. Each Business Day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time. The Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the clearing process (discussed below) or the Federal Reserve System or eligible for trading by an Authorized Participant or the investor for which it is acting. For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below). The Balancing Amount and any “cash in lieu” must be paid to the Trust on or before the third Business Day following the Transmittal Date. You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Bull Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount may fluctuate significantly due to the leveraged nature of the Bull Funds.

All purchase orders for Creation Units must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Purchase of Bear Funds.  The Bear Funds only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through the Manual Clearing Process. The Trust will deliver Shares of the Bear Funds upon payment of cash to the Trust on or before the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

DIREXION FUNDS PROSPECTUS	55

Redemption from Bull Funds.  Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”). In most cases, Redemption Securities will be the same as Deposit Securities on a given day. There will be times, however, when the Deposit and Redemption Securities differ. The composition of the Redemption Securities will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash. If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Bull Fund may in its sole discretion permit. Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Redemption from Bear Funds.  Redemption proceeds will be paid in cash. As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust. Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

The table on the next page summarizes the components of the Transaction Fees.

	Fixed Transaction Fee			Maximum
				Additional
	In-Kind		Cash	Charge for
				Purchases
			Outside	and
Direxion Shares ETF Trust	NSCC	Outside NSCC	NSCC	Redemptions*
Direxion Daily Total Market Bull 3X Shares	$3,500	Up to 300% of NSCC Amount	$3,500	Up to 0.15%
Direxion Daily Total Market Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Large Cap Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
Direxion Daily Large Cap Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Mid Cap Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
Direxion Daily Mid Cap Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Small Cap® Bull 3X Shares	$3,500	Up to 300% of NSCC Amount	$3,500	Up to 0.15%
Direxion Daily Small Cap® Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Developed Markets Bull 3X Shares	$1,000	Up to 300% of NSCC Amount	$1,000	Up to 0.15%
Direxion Daily Developed Markets Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Emerging Markets Bull 3X Shares	$1,000	Up to 300% of NSCC Amount	$1,000	Up to 0.15%
Direxion Daily Emerging Market Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily BRIC Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily BRIC Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily China Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%

56	DIREXION FUNDS PROSPECTUS

	Fixed Transaction Fee			Maximum
				Additional
	In-Kind		Cash	Charge for
				Purchases
			Outside	and
Direxion Shares ETF Trust	NSCC	Outside NSCC	NSCC	Redemptions*
Direxion Daily China Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily India Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
Direxion Daily India Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Latin America Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Latin America Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Clean Energy Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Clean Energy Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Energy Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Energy Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Financial Bull 3X Shares	$1,250	Up to 300% of NSCC Amount	$1,250	Up to 0.15%
Direxion Daily Financial Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Technology Bull 3X Shares	$1,000	Up to 300% of NSCC Amount	$1,000	Up to 0.15%
Direxion Daily Technology Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Real Estate Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Real Estate Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily Homebuilders Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily Homebuilders Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily 2-Year Treasury Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily 2-Year Treasury Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily 5-Year Treasury Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily 5-Year Treasury Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily 10-Year Treasury Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily 10-Year Treasury Bear 3X Shares	N/A	N/A	$500	Up to 0.15%
Direxion Daily 30-Year Treasury Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Direxion Daily 30-Year Treasury Bear 3X Shares	N/A	N/A	$500	Up to 0.15%

*	As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of December 31, 2008, the Adviser had approximately $2.2 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged

All Funds	0.75%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds will be available in the Trust’s first annual report to shareholders.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. The members of the investment committee responsible for managing the Funds are Paul Brigandi, Tony Ng, Loren Norton and Adam Gould.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007. Prior to joining Rafferty,

DIREXION FUNDS PROSPECTUS	57

Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic index funds, and 20 separately managed accounts. Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University. Prior to attending graduate school, Mr. Gould was a Nasdaq Market Maker at Deutsche Bank from 1999 through 2002. He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

Mr. Ng is a Portfolio Manager and joined Rafferty in April 2006. Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006. He was employed with Deutsche Asset Management from 1998 to 2004. Mr. Ng graduated from State University at Buffalo in 1998.

Mr. Norton is a Vice President and Portfolio Manager at Rafferty. Prior to joining Rafferty in May 2006, Mr. Norton was a Vice President and Credit Derivatives Trader at Credit Suisse from 2003 to 2005. He also was an Associate and Credit Derivatives Trader at Morgan Stanley from 2001 to 2002. As a Credit Derivatives Trader, he was responsible for buying and selling high yield, crossover and investment grade sector single name credit derivatives. He has a BBA in Finance from the University of Massachusetts and MBA from Columbia Business School.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent.

DISTRIBUTIONS

Fund Distributions.  Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash; if a Fund declares such a distribution, a holder of Shares will receive additional Shares thereof unless it elects to receive cash. The Funds have extremely high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. Because the Funds will generally need to distribute this income in order to satisfy certain tax requirements, the Funds could make larger and/or more frequent distributions than a traditional unleveraged ETF.

Dividend Reinvestment Service.  Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

58	DIREXION FUNDS PROSPECTUS

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Taxes on Distributions.  Dividends from a Fund’s investment company taxable income — generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid — will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2010 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2010, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of high portfolio turnover, the Funds generate significant amounts of taxable income. Accordingly, the Funds may need to make larger and/or more frequent distributions than traditional unleveraged ETFs. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

[Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.]

Taxes When Shares are Sold.  Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units.  A person who purchases Shares of a Bull Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the

DIREXION FUNDS PROSPECTUS	59

difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Miscellaneous.  A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different federal income tax treatment than that described above. More information about taxes is in the Funds’ SAI.

60	DIREXION FUNDS PROSPECTUS

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had performance for a complete calendar year.

DIREXION FUNDS PROSPECTUS	61

PROSPECTUS

33 Whitehall Street, 10th Floor          New York, New York 10004          866-476-7523

More information on the Direxion Shares Etf Trust

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust 33 Whitehall Street, 10th Floor New York, New York 10004
Call:	866-476-7523
By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201